BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Dec. 27, 2011 App Builder [Member]
Net liabilities		$ (3,248)
Intangible assets	4,270	7,251
Goodwill	6,248	8,702
Net assets acquired	$ 8,933	$ 12,705